Suppliers and contractors	12 Months Ended
Dec. 31, 2022
Suppliers And Contractors
Suppliers and contractors

13.	Suppliers and contractors

	Notes	December 31, 2022	December 31, 2021
Third parties – Brazil		2,691	1,766
Third parties – Abroad		1,599	1,618
Related parties	31	171	91
Total		4,461	3,475

The Company has transactions with certain suppliers, which allows them to anticipate their receivables and the Company to extend its payment term within the short term, that is, during its operational cycle.

The outstanding balance related to those transactions was US$743 as at December 31, 2022 (2021: US$589), of which US$202 (2021: US$207) relates to the structure created by the Company with the exclusive purpose of enabling small and medium suppliers to anticipate their receivables with better interest rates, in line with Vale’s social pillar.

Accounting policy

The Company assesses whether the payment term extension arrangement substantially modifies the original liability based on qualitative and quantitative aspects. If the original liability has been substantially modified, the Company derecognizes the original liability (suppliers) and recognizes a new financial liability (other financial liabilities), any gain/loss is recognized in income statement. If the original liability has not been substantially modified, the original liability (suppliers) remains.